BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS
26.1 Business combinations 2024

On May 8th, 2024, Globant, S.A (the "Company"), through its subsidiary Software Product Creation, S.L, entered into an Equity Purchase Agreement (the "Purchase Agreement") with the equity holders of Codebay Innovation, S.L., ("Codebay") a Spanish company, pursuant to which the Company purchased all of the outstanding equity interest. Codebay's operation consist in advising, providing support, design and development of complex interactive solutions in Adobe Cloud technologies. The Equity Purchase Agreement was signed and closed the same day.

On July 22th, 2024, Globant, S.A (the "Company"), through its subsidiary Globant España S.A., entered into an Equity Purchase Agreement (the "Purchase Agreement") with the equity holders of Common Management Solutions, S.L., a Spanish corporation and its subsidiaries, Common Management Solutions IT S.L., a Spanish corporation, and Common MS UK Ltd., a British corporation, all together referred to as "Common", pursuant to which the Company purchased all of the outstanding equity interest. Common's is an IT consulting firm with SAP recognized expertise that has constructed its own set of Healthcare IP Solutions . The Equity Purchase Agreement was signed and closed the same day.

On September 5th, 2024, Globant, S.A (the "Company"), through its subsidiary Globant Software Designing LLC SPC., entered into an Sale and Purchase Agreement (the "Purchase Agreement") with the equity holders of Omnia Holdings Ltd, a Abu Dhabian corporation and its subsidiaries, Omnia FZ LLC, a Dubaian corporation, Omnia Middle East FZ LLC, a Dubaian corporation, Omnia Brand and Digital Experience LTD, British corporation, Omnia Brand and Digital Experience Private Limited, a Indian corporation, and Omnia Digital and Creative Inc., a Canadian corporation, all together referred to as "Omnia", pursuant to which the Company purchased all of the outstanding equity interest. Omnia's business consists of the provision of digital transformation services, comprising solutions ranging from consulting, research & strategy, brand building, content, technology, design & development and UI/UX . The Equity Purchase Agreement was signed and closed the same day.

On September 26th, 2024, Globant, S.A (the "Company"), through its subsidiary Globant LLC, entered into an Equity Purchase Agreement (the "Purchase Agreement") with the equity holders of Exusia LLC, a American corporation, and its subsidiaries, Exusia India Private Limited, a Indian corporation, and Exusia South Africa (Pty) Ltd., a South African corporation, all together referred to as "Exusia", pursuant to which the Company purchased all of the outstanding equity interest. Exusia's is an engineering services firm that provides an array of data centric services including generating systems, cloud migration, modernization, and analytics. The Equity Purchase Agreement was signed and closed the same day.
On August 31th, 2024, Globant, S.A (the "Company"), through its subsidiary Globant España S.A., entered into an Equity Purchase Agreement (the "Purchase Agreement") with the equity holders of Blankfactor Group Holdings Limited, a British corporation and its subsidiaries, Blankfactor Holdings UK Limited, a British corporation, Blankfactor UK Limited, a British corporation, W2 Holdings LLC, a American corporation, Blankfactor Bulgaria EOOD, a Bulgarian corporation, Blankfactor Colombia SAS, a Colombian corporation, Blankfactor India Private Limited, a Indian corporation, Blankfactor S.R.L., a Romanian corporation, Blankfactor Brasil Ltda., a Brasilian corporation, and Blankfactor Costa Rica Sociedad de Responsabilidad Limitada, a Costa Rican corporation, all together referred to as "Blankfactor", pursuant to which the Company purchased all of the outstanding equity interest. Blankfactor's business consists of the business of digital product engineering and the provision of related advisory services and end-to-end digital transformation projects. The Equity Purchase Agreement was signed on August 31th, 2024 and the closing date was on October 18th, 2024.

The table below gives additional details related to these acquisitions:

Fair value of the consideration transferred at the acquisition date
Down payment (1)	381,829
Working capital adjustment	279
Installment Payments (2)	13,096
Contingent consideration (3)	134,043
Total consideration	529,247

(1) Payment in cash 289,248 and 92,581 in G-shares. (including 141,200 in cash and 69,247 in G-shares related to Blankfactor acquisition).
(2) Contains 12,059 of liability, current and non-current, payable in a variable number of shares. (including 2,879 related to Blankfactor acquisition).
(3) Consist of 49,978 and 84,065 as Other financial liabilities current and non-current, respectively. (including 98,560 related to Blankfactor acquisition).

For contingent considerations, an estimate of the range of outcomes and the significant inputs related are disclosed in note 29.9.1

Acquisition related expenses were not material and were recognized directly as expensed.

The net income and revenue from acquisitions completed during the year were individually and collectively immaterial. If the acquisitions had been completed on January 1, 2024, the effects on revenue and net income would also not have been material.

As of the date of issuance of these consolidated financial statements, the accounting for Exusia and Blankfactor acquisitions are incomplete; hence, pursuant the guidance in IFRS 3, the Company has included preliminary amounts and disclosures as it relates to:

• Fair value of the total consideration transferred since the Company has not completed the fair value analysis of the consideration transferred as of the date of issuance of these financial statements.

• The amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, the total amount of goodwill (including a qualitative description of the factors that make up the goodwill recognized and the amount of goodwill that will be deducted for tax purposes) and other intangibles, as applicable.

• The gross contractual amounts of the acquired receivables, and the best estimate at the acquisition date of the contractual cash flows not expected to be collected. For each contingent liability to be recognized, if any, an estimate of its financial effect, an indication of the uncertainties relating to the amount or timing of any outflow and the possibility of any reimbursement, and the reasons why the liability cannot be measured reliably, if applicable.

• The amount of revenues and profit or loss of the acquired subsidiaries since the acquisition date, and the amount of revenues and profit or loss of the combined entity as if the acquisition has been made at the beginning of the reporting period, since the acquired subsidiaries did not have available financial information prepared under IFRS at the acquisition date. The preparation of this information under IFRS has not been completed as of the date of issuance of these financial statements.
• The amount of the non–controlling interest in the acquired companies recognized at the acquisition date.

26.1.1 Non-controlling Interest Acquisition

On October 19, 2023 Globant España S.A., with Gaius LLP AS Trustee of the Bigio Family Trust, Ramorama LLC, and Mr Eduardo Gaston Bigio entered into a put and call option agreement over the remaining forty percent (40%) of GUT Agency LTD (the "Option shares"), with the purpose to set out the terms and conditions of: (i) a put option over the Option Shares to be granted by Globant España S.A in favor of the Minority Shareholders; and (ii) a call option over the Option Shares to be granted by the Minority Shareholders in favor of Globant España S.A., which can be exercised by the non-controlling shareholders from March 1, 2024 till April 15, 2027.

On April 15, 2024 the company exercised the call/put option of the year 2024 of the 10% over the non-controlling interest of GUT for a total consideration of 24,550, leaving a non-controlling interest for the 30%.

As of December 31, 2024, and 2023, the Company has recognized as current and non-current other financial liabilities the written put option for an amount 73,618 and 75,813, respectively, equal to the present value of the redemption amount.

26.2 - Purchase Price Allocation

The fair values of the assets acquired, liabilities assumed and goodwill amounted to 78,367, 94,267 and 545,147, respectively, from which certain acquisitions are determined on preliminary basis in the business combinations at the acquisition date and amounted to 43,459, 75,230, 483,264, respectively, as of December 31, 2024.

The fair values of the assets acquired, liabilities assumed and goodwill amounted to 236,072, 139,475 and 342,553, respectively, as of December 31, 2023.

	As of Acquisition Date
	2024			2023
	Blankfactor	Other acquisitions
Current assets
Cash and cash equivalents	1,980	9,095		33,004
Investments	—	1,544		1,327
Trade receivables	15,045	11,904		62,692
Other receivables	839	701		24,006
Other assets	1,128	359		—

Non current assets
Other receivables	282	123		2,743
Other financial assets	—	—		3
Property and equipment	2,182	233		3,382
Intangibles (1)	—	13,428		86,921
Right-of-use asset	3,550	751		3,740
Deferred tax	10,724	133		2,244
Indemnification asset	—	4,366	—	16,010
Goodwill (2)	384,879	160,268		342,553
Total Assets	420,609	202,905		578,625

Current liabilities
Trade and other payables	(20,043)	(6,332)		(29,422)
Lease liabilities	(2,145)	(96)		(3,883)
Tax liabilities	(631)	(1,461)		(13,848)
Payroll and social security	(6,207)	(7,682)		(28,527)
Other liabilities	(207)	(4)		(466)
Borrowings	(40,147)	—		(4,105)

Non current liabilities
Deferred tax liabilities	—	(2,529)		(16,577)
Lease liabilities	(1,611)	(639)		(10)
Other financial liabilities	—	(87)		—
Borrowings	—	—		(26,590)
Contingencies	(80)	(4,366)		(16,047)
Total liabilities	(71,071)	(23,196)		(139,475)

Non-controlling interest (3)	—	—		(17,078)

Total consideration	349,538	179,709		422,072

(1) As of Acquisition date in, 2024 and 2023, the amount of 11,289 and 79,051, respectively, have been allocated to customer relationships and contracts.
(2) Goodwill has arisen because the consideration paid for these acquisitions included amounts in relation to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of acquired companies. Only the customer contracts and relationships, internally used software, platforms, trademarks and non-compete agreements are recognized as intangible. The other benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. As of December 31, 2024 and 2023, 446,762 and 304,211, are not deductible for tax purposes, respectively.
(3)Non-controlling interest in acquired companies are measured at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets at its fair values.

The fair values of the receivables acquired do not differ from their gross contractual amount.
26.3 Goodwill

Goodwill is measured as the excess of the cost of an acquisition over the sum of the amounts assigned to net assets acquired less liabilities assumed.

The Company evaluates goodwill for impairment at least annually or more frequently when there is an indication that the cash generating unit ("CGU") may be impaired. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use.

The Company first determines the value of the unit using the market approach. For the purposes of the calculation, the Company considers the value of the shares in the market.

In addition, the Company measures the CGU based on value-in-use calculations, which requires the use of various assumptions including revenue growth, gross margin, terminal growth rate and discount rates. The assumptions considered by the Company as of December 31, 2024 and 2023, were the following: projected cash flows for the following five years for both years, the average growth rate considered was 15.8% and 19.1%, respectively, and the rate used to discount cash flows was 12.4% and 10.9%, respectively. The long-term rate used to extrapolate cash flows beyond the projected period as of December 31, 2024 and 2023, was 4%. The recoverable amount is the higher of an asset's fair value less cost of disposals and value in use.

Very material adverse changes in key assumptions about the businesses and their prospects or an adverse change in market conditions may cause a change in the estimation of recoverable value and could result in an impairment charge. Based upon the Company's evaluation of goodwill, no impairment were recognized during 2024, 2023 and 2022.

A reconciliation of the goodwill from opening to closing balances is as follows:

	As of December 31,
	2024	2023
Cost
Balance at beginning of year	1,105,073	734,952
Additions related to new acquisitions (note 26.2)	545,147	342,553
Translation	(59,960)	25,293
Measurement period adjustment	78	2,275
Balance at end of year	1,590,338	1,105,073

26.4 Effects of offsetting on acquisition

As part of the acquisition of Codebay and Common, the sellers agreed to indemnify the Company for the outcome of certain contingencies. As a result, the Company has recognized an indemnification asset for a total amount of 4,366, as of December 31, 2024. The consideration for this acquisition includes 9,677 (10,786 measured at present value) as of December 31, 2024, which are subject to adjustments, deductions and withholdings related to the indemnified contingencies. Consequently, the Company has off-set the indemnification asset against the amount payable to the sellers.

As of December 31, 2024
Gross Amount	9,677
Gross amount set off in the balance sheet	4,366
Net amount presented in the balanced sheet	5,311
26.5 Impact of the acquisition of Chili

During September, 2024 the Company agreed on an Amendment to the Asset and Business Purchase Agreement with the sellers of Chili pursuant to which all fixed cash payment and contingent payments were replaced by one fixed payment of EUR 9,900.

As of December 31, 2024 the Company has recognized a loss of 1,596 in Other income and expense, included in the statement of comprehensive income.

26.6 Impact of the acquisition of Ewave

During June, 2024 the Company agreed on an Amendment to the Equity Purchase Agreement with the sellers of Ewave pursuant to which the period and conditions of Second Earn Out 2024 was replaced by a Second Earn Out Payment which is subject to the performance of the second half of 2024 with an additional fixed amount, and a Third Earn Out Payment which is subject to the performance of 2025 with an additional fixed amount, as follows:

Second Earn Out Payment:
i.AUD 2,000, set off or withholding subject to second half of 2024 performances that shall be payable no later than March 31, 2025 and;
ii.Additional Fixed Amount H2-2024 AUD 1,500 (not subject to any performance targets).

Third Earn Out Payment:
i.AUD 5,000, set off or withholding subject to 2025 performances that shall be payable no later than March 31, 2026 and;
ii.Additional Fixed Amount 2025 AUD 3,000 (not subject to any performance targets).

As of December 31, 2024 the Company has recognized a loss of 1,443 in the line of Other income and expense, included in the statement of comprehensive income for the Amendment to Equity Purchase Agreement.

The agreement on the Amendment to the Equity Purchase Agreement with the sellers of eWave was signed on July 15, 2024.

26.7 Impact of the acquisition of Genexus

On January 31, 2024 the Company signed an Amendment to the Equity Purchase Agreement with the sellers of Genexus pursuant to which the the Second Earn Out Period was terminated and replaced by a fixed payment and a Third Earn Out Payment, the parties agree to pay:

i.805 less any deduction, set off or withholding that shall be payable no later than March 31, 2024 and;
ii.2,425 less any deduction, set off or withholdings that shall be payable no later than March 31, 2025, subject to the achievement by Genexus of revenue for the twelve-month period from January 1, 2024 to December 31, 2024.
As of December 31, 2024, the Company has recognized a gain of 1,025 in the line of Other income and expense, included in the statement of comprehensive income for the Amendment to Equity Purchase Agreement.
26.8 Impact of open acquisitions as of December 31, 2023

The Company updated the fair value determination of the consideration for acquisitions within the measurement period, resulting in:

December 31, 2023
Intangible Assets recognized (3)	50,121
Goodwill	(58,610)
Other financial liabilities - decrease in contingent consideration (1)	28,912
Deferred Tax Liabilities	(11,392)
Non-controlling interest	(9,065)
Indemnification (2)	11,922
Contingencies (opening balances)	(11,888)
(1) Mainly related to the adjustment of fair value determinations Earn-Out and installment payments of Iteris.
(2) As part of the acquisition of GUT and Iteris, the sellers agreed to indemnify the Company for the outcome of certain contingencies. As a result, the Company has recognized an indemnification asset for a total amount of 11,922. The consideration for these acquisitions includes 29,387 which are subject to adjustments, deductions and withholdings related to the indemnified contingencies. Consequently, the Company has off-set the indemnification asset against the amount payable to the sellers.
(3) As of December 31, 2023, the intangible assets recognized for Experience IT, GUT and Iteris acquisition included customer relations for an amount of 41,528.